DUE FROM FACTOR (Tables)	12 Months Ended
Dec. 31, 2021
DUE FROM FACTOR
Schedule of due from factor

	December 31,
	2021	2020
Outstanding receivables:
Without recourse	$579,295	$151,158
With recourse	361,584	42,945
Advances	121,617	56,246
Credits due customers	(77,208)	(40,316)
	$985,288	$210,033